John Hancock Retirement Funds
                          Supplement to the Prospectus
                            dated September 15, 2005


John Hancock Strategic Income Fund

The "Portfolio Managers" section for John Hancock Strategic Income Fund has been deleted and replaced with the following:


Portfolio Managers

   Frederick L. Cavanaugh, Jr.
   Joined fund team in 1986
   Barry H. Evans
   Joined fund team in 2006
   Daniel S. Janis, III
   Joined fund team in 1999
   John F. Iles
   Joined fund team in 2005

Managers share investment strategy and decisions





January 13, 2006

MFRPS2 1/06

                       John Hancock Asset Allocation Funds
              Supplement to the Prospectus dated September 19, 2005

                       John Hancock Asset Allocation Funds
          Supplement to the Class R Prospectus dated September 19, 2005



John Hancock Strategic Income Fund

In the "Underlying Funds" section the "Portfolio Managers" section for John Hancock Strategic Income Fund has been deleted and replaced with the following:


Portfolio Managers

   Frederick L. Cavanaugh, Jr.
   Joined fund team in 1986
   Barry H. Evans
   Joined fund team in 2006
   Daniel S. Janis, III
   Joined fund team in 1999
   John F. Iles
   Joined fund team in 2005

Managers share investment strategy and decisions



In addition, the following has been added to the "Management Biographies" section:

Barry H. Evans, CFA
Senior vice president of Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, John Hancock Advisers, LLC (1986-2005)
Began business career in 1986



January 13, 2006

AAOPS2 1/06

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                     John Hancock Allocation Core Portfolio
                            dated September 19, 2005

                       John Hancock Strategic Income Fund
                            dated September 15, 2005


The following sections of the "Additional Information About the Fund's Portfolio Managers" disclosure have been changed to reflect the addition of Barry Evans to Strategic Income Fund's portfolio management team.

ADDITIONAL INFORMATION ABOUT THE STRATEGIC INCOME FUND'S PORTFOLIO MANAGERS

The "Other Accounts the Portfolio Managers are Managing" section has been deleted and replaced with the following:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table for Messrs. Cavanaugh and Janis is as of May 31, 2005. The information in the table for Mr. Iles, who joined the portfolio management team in August, is as of September 1, 2005. The information for Mr. Evans, who joined the portfolio management team in January, 2006, is as of December 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

------------------------------ -----------------------------------------------------------------------------
   PORTFOLIO MANAGER NAME                    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
------------------------------ -----------------------------------------------------------------------------
Frederick Cavanaugh, Jr.       Other Registered Investment Companies:  Two (2) funds with total assets of approximately $50 million.

                               Other Pooled Investment Vehicles:  None

                               Other Accounts:  One (1) account with total assets of approximately $21.6 million.

------------------------------ -----------------------------------------------------------------------------
Barry H. Evans, CFA            Other Registered Investment Companies:  Eleven (11) funds with total assets of approximately $3.2 billion.

                               Other Pooled Investment Vehicles:  None

                               Other Accounts:  Twenty-one (21) accounts with total assets of approximately $5.6 billion.

------------------------------ -----------------------------------------------------------------------------
Daniel S. Janis, III           Other Registered Investment Companies:  Two (2) funds with total assets of approximately $50 million.

                               Other Pooled Investment Vehicles:  None

                               Other Accounts:  One (1) account with total assets of approximately $21.6 million.

------------------------------ -----------------------------------------------------------------------------

------------------------------ -----------------------------------------------------------------------------
John F. Iles                   Other Registered Investment Companies:  Two (2) funds with total assets of approximately $55 million.

                               Other Pooled Investment Vehicles:  None

                               Other Accounts:  One (1) account with total assets of approximately $21.8 million.
------------------------------ -----------------------------------------------------------------------------

The Adviser does not receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above, except that with respect to Barry Evans, the Sub-Adviser receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $404 million as of December 31, 2005.

The "Share Ownership by Portfolio Managers" section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of May 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

---------------------------------------- ---------------------------------
Portfolio Manager                        Range of Beneficial Ownership
---------------------------------------- ---------------------------------
Frederick L. Cavanaugh, Jr.                            G
---------------------------------------- ---------------------------------
Barry Evans**                                          A
---------------------------------------- ---------------------------------
Daniel S. Janis, III                                   E
---------------------------------------- ---------------------------------
John F. Iles*                                          A
---------------------------------------- ---------------------------------

*Information for Mr. Iles, who joined the portfolio management team in August, 2005, is as of September 1, 2005.
**Information for Mr. Evans, who joined the portfolio management team in January, 2006, is as of December 21, 2005.



January 13, 2006

MFSIS 1/06